Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 25, 2023	Mar. 26, 2022
Commitments and Contingencies Disclosure [Abstract]
Guaranteed amount of private label credit card sales	$ 1.3	$ 1.2
Reserve associated with guaranteed credit card sales	$ 0.0	$ 0.0